Stockholders’ Equity (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 09, 2023	Jun. 01, 2018	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity, reverse stock split, description	the Company amended its Charter to implement, effective at 5:30 p.m., Eastern time, a 1-for-20 Reverse Stock Split. At the effective time of the Reverse Stock Split, every 20 shares of common stock either issued and outstanding or held as treasury stock were automatically combined into one issued and outstanding share of common stock, without any change in the par value per share.					the Company amended its Charter to implement, effective at 5:30 p.m., Eastern time, a 1-for-20 Reverse Stock Split. At the effective time of the Reverse Stock Split, every 20 shares of common stock either issued and outstanding or held as treasury stock were automatically combined into one issued and outstanding share of common stock, without any change in the par value per share
Preferred stock, shares authorized			1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, par value			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued			0		0	0	0
Preferred stock, shares outstanding			0		0	0	0
Common stock, shares authorized			500,000,000		500,000,000	500,000,000	500,000,000
Common stock, par value			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Voting rights						Holders of our Common Stock are entitled to one vote for each share held of record on all matters submitted to a vote of stockholders
Share price						$ 320.00
Number of trading days					20 days	20 days
Purchase of aggregate shares								19,784
Shares purchased						350,000	3,000
Warrants outstanding						24,415	24,415
Average useful life						2 years 8 months 12 days	2 years 8 months 12 days
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 8,480,697
Debt Instrument, Unamortized Discount						$ 2,795,000
Common stock, shares issued			10,123,682		10,123,682	2,877,045	2,527,045
Common stock, shares outstanding			10,123,682		10,123,682	2,877,045	2,527,045
Unit Purchase Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from sale of option		$ 100
Share unit exercisable		87,500
Price per unit		$ 240.00
Aggregate exercise price		$ 21,000,000
Cash payment		$ 100
Unit expiration date		May 29, 2023
Shares forfeited						87,500
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding		87,500
Trident Acquisitions Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of additional shares issued							5,000,000
Earnout shares eligible for issuance								5,000,000
Unit Purchase Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from sale of option		$ 100
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding						2,877,045	2
Warrants to puchase shares						87,500
Shares purchased						87,500
Number of additional shares issued			50,000	50,000
Common Stock [Member] | Unit Purchase Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares purchased		87,500
Common Stock [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to puchase shares		87,500
Public Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant price			$ 0.20		$ 0.20	$ 0.01
Minimum days prior written notice of redemption					30 days	30 days
Share price			$ 320.00		$ 320.00
Maximum trading days					30 days	30 days
Warrants to puchase shares			1,006,250		1,006,250
Purchase of aggregate shares			19,784		19,784
Warrants term			5 years		5 years
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to puchase shares						1,006,250
Unit Purchase Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share unit exercisable		87,500
Price per unit		$ 240.00
Aggregate exercise price		$ 21,000,000
Cash payment						$ 100
Shares vested						87,500
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding			24,415		24,415	24,415
Weighted average remaining contractual life			1 year 25 days